Quantitative and qualitative disclosure about market risk - Geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets
Total	$ 10,073	$ 3,569	$ 3,873
Hong Kong
Revenues from External Customers and Long-Lived Assets
Total	10,047	3,442	3,595
Australia
Revenues from External Customers and Long-Lived Assets
Total		$ 127	$ 278
PRC
Revenues from External Customers and Long-Lived Assets
Total	$ 26